Financial Risk Management - Summary of Retail Receivables Included In Consumer Finance Receivables (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables		¥ 5,414,550	¥ 5,161,165
Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	4,847,906	4,440,364
12-month expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	4,563,496	2,969,699
Not credit impaired [member] | Lifetime expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	271,762	1,450,663
Credit impaired [member] | Lifetime expected credit losses [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	¥ 12,648	¥ 20,002

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.